FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2022
FINANCIAL ASSETS AND LIABILITIES
FINANCIAL ASSETS AND LIABILITIES

NOTE 17 - FINANCIAL ASSETS AND LIABILITIES

	12/31/2022	12/31/2021
Current Assets
Itaipu Financial Asset (a)	389,438	—

Non-Current Assets
Indemnifiable Generation Concessions	—	2,172,162
Itaipu Financial Asset (a)	—	428,865
	389,438	2,601,027

Current Liabilities
Itaipu Financial Liabilities (a)	—	(578,626)
	—	(578,626)

(a)Itaipu’s Financial Assets (Liabilities)

	12/31/2022	12/31/2021
Current Assets / Liabilities
Accounts Receivable	—	3,665,620
Right of Reimbursement	1,738,746	2,837,610
Energy Suppliers - Itaipu	—	(3,213,830)
Reimbursement obligations - Energy trading	—	(1,705,223)
Reimbursement obligations - Adjustment factor	(1,349,308)	(2,162,803)
	389,438	(578,626)
Non-current assets / liabilities
Accounts Receivable	—	406,085
Right of Reimbursement	—	306,339
Reimbursement obligations	—	(283,559)
	—	428,865

	389,438	(149,761)

The effects of the constitution of the financial asset Itaipu are inserted above and detailed below:

●	Adjustment factor

The balances resulting from the Itaipu Binacional adjustment factor, inserted in the Financial Assets and Liabilities items are shown in the following table:

	12/31/2022		12/31/2021
	BRL	US $	BRL	US $
Regulatory assets - Current assets	1,738,746	333,240	2,837,610	508,487
Regulatory assets - Non-current assets	—	—	306,339	54,895
Total assets	1,738,746	333,240	3,143,949	563,382

Reimbursement obligation - Union - Current liabilities	(1,349,308)	(258,602)	(2,162,803)	(387,564)
Reimbursement obligation - Union - Non-current liabilities	—	—	(283,559)	(50,812)
Total liabilities	(1,349,308)	(258,602)	(2,446,362)	(438,376)

Net financial assets	389,438	74,638	697,587	125,006

Adopted Rate:	12/31/2022		12/31/2021
USD	5.22		5.58

The Company’s liabilities will be transferred to the National Treasury until 2024, as a result of the credit assignment operation carried out between the Company and the National Treasury in 1999.Such amounts will be realized through their inclusion in the transfer tariff to be practiced in 2023.

With the completion of the Company’s capitalization process, the responsibility for the commercialization of electricity produced by the Itaipu hydroelectric power plant was transferred to ENBpar.

(b)	Indemnifiable Generation Concessions

According to the new concession agreements signed in June 2022, there is no provision for indemnities for investments relating to the basic projects and investments linked to reversible assets of hydroelectric plants, not yet amortized or not depreciated, whose concessions were extended pursuant to Law No. 12,783/2013. Thus, the assets pending indemnification were written off via the Company’s result. See note 1.2.

Controlled company	Power plant	12/31/2022	12/31/2021
Furnas	Furnas HPP	—	762,191
Furnas	Luiz Carlos de Barreto de Carvalho HPP	—	505,411
Chesf	HPP Paulo Afonso I, II, III and IV	—	449,520
Chesf	Boa Esperança	—	135,370
Furnas	Marimbondo HPP	—	85,448
Chesf	UHE Luiz Gonzaga (Itaparica)	—	65,935
Furnas	UHE Funil	—	49,449
Furnas	UHE Porto Colômbia	—	43,701
Chesf	UHE Xingó	—	38,793
Chesf	UHE Funil	—	14,488
Chesf	UHE Pedra	—	13,141
Eletronorte	UHE Coaracy Nunes	—	5,235
Furnas	Corumbá I HPP	—	3,480
		—	2,172,162

Accounting Policy

The Company’s right triggered by the Itaipu Binacional adjustment factor is periodically adjusted for U.S. inflation and is recognized in the financial result.